AQUILA TAX-FREE TRUST OF OREGON

SUMMARY PROSPECTUS / July 25, 2019

Tickers:	Class A – ORTFX	Class C – ORTCX	Class F – ORFFX	Class Y – ORTYX

This summary prospectus is designed to provide investors with key Trust information in a clear and concise format.  Before you invest, you may want to review the Trust's complete Prospectus, which contains more information about the Trust and its risks. You can find the Trust's Prospectus and other information about the Trust online at www.aquilafunds.com/prospectuses-reports/.  You can also get this information at no cost by calling 800-437-1000 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Trust through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Trust's Prospectus and Statement of Additional Information, both dated July 25, 2019, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Trust's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (i.e. broker dealer or bank) or, if you invest directly with the Trust, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Trust, you can inform the Trust that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

Investment Objective

The Trust's objective is to provide you as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.

Fees and Expenses of the Trust

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. If you invest in Class A Shares, you may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and under "Alternative Purchase Plans" on page 25 of the Trust's Prospectus, "Sales Charges - Class A Shares" on page 27 of the Prospectus, "Broker-Defined Sales Charge Waiver Policies" on page 42 of the Prospectus, and "Purchase, Redemption, and Pricing of Shares" on page 45 of the Statement of Additional Information (the "SAI").  If you invest in Class F Shares or Class Y Shares, you may be required to pay a commission to a broker, which is not reflected in the Expense Example.

	Class A Shares	Class C Shares	Class F Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None
Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.15%	1.00%	None	None
Other Expenses	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Trust Operating Expenses	0.71%	1.56%	0.56%	0.56%
Total Fee Waivers and/or Reimbursement (2)	0.01%	0.01%	0.01%	0.01%
Total Annual Trust Operating Expenses after Fee Waivers and Reimbursements(2)	0.70%	1.55%	0.55%	0.55%

(1)
Shareholders who purchase $250,000 or more of Class A Shares do not pay an initial front-end sales charge but may pay a contingent deferred sales charge of up to 0.50 of 1% for redemptions within one year of purchase and up to 0.25 of 1% for redemptions during the second year after purchase.

(2)
The Manager has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.40 of 1% of net assets of the Trust up to $400,000,000; 0.38 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.36 of 1% of net assets above $1,000,000,000.  This contractual undertaking is in effect until September 30, 2020.   Prior to September 30, 2020, the Manager may not terminate the arrangement without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$469	$617	$778	$1,246
Class C Shares	$258	$492	$849	$1,416
Class F Shares	$56	$178	$312	$700
Class Y Shares	$56	$178	$312	$700

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$158	$492	$849	$1,416

Portfolio Turnover

      The Trust pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the fiscal year ended March 31, 2019, the Trust's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Trust's net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Oregon state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.  In general, almost all of these obligations are issued by the State of Oregon, its counties and various other local authorities; these obligations may also include certain other governmental issuers.  We call these "Oregon Obligations." These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Oregon Obligations, such as general obligation issues, are backed by the issuer's taxing authority, while other Oregon Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Trust's weighted average maturity has traditionally been between 5 and 15 years.

At the time of purchase, the Trust's Oregon Obligations must be of investment grade quality. This means that they must either

*	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

*	if unrated, be determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser selects obligations for the Trust's portfolio in order to achieve the Trust's objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks

You may lose money by investing in the Trust.  Following is a summary description of certain risks of investing in the Trust.

Market Risk. The value of securities owned by the Trust may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.  When market prices fall, the value of your investment will go down.  In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.  Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts.  These conditions may continue, recur, worsen or spread.  Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrades of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.  U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels.  The U.S. Federal Reserve has reduced its market support activities and has raised interest rates.  Certain foreign governments and central banks have implemented or may implement so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth.  Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Trust invests.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Trust.  The maturity of a security may be significantly longer than its effective duration.  A security's maturity and other features may be more relevant than its effective duration in determining the security's sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Credit Risk. If an issuer or obligor of a security held by the Trust or a counterparty to a financial contract with the Trust defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.
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Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Oregon and Other Municipal Obligations. The Trust may be affected significantly by adverse economic, political or other events affecting Oregon and other municipal issuers in which the Trust may invest.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  The strength of the Oregon economy will be affected by, among other factors, the strength of the national and global economies, federal fiscal, monetary and trade policies, geopolitical risks, and business and consumer uncertainty related to these issues.  The strength of residential construction is important to the Oregon economy due to wood products production.  Oregon's debt levels are high in relation to its economic base.  The state is highly vulnerable to budgetary strain due to its high reliance on volatile income taxes.  Oregon is facing a revenue shortfall and significant long-term pension liabilities.  The Oregon Public Employees Retirement System ("PERS") Board has increased public employers' contribution rates to address the unfunded liability.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.  In recent periods a number of municipal issuers in the U.S. have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk. The income on the Trust's Oregon Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. The Trust may make investments that are illiquid or become illiquid after purchase.  Illiquid assets may also be difficult to value. If the Trust is forced to sell an illiquid security to meet redemption requests or other cash needs, the Trust may be forced to sell the security at a loss.  The Trust may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).  In extreme cases, this may constrain the Trust's ability to meet its obligations (including obligations to redeeming shareholders).

Prepayment or Call Risk. Many issuers have a right to prepay their securities.  Issuers may be more likely to prepay their securities if interest rates fall.  If this happens, the Trust will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Trust may also lose any premium it paid on prepaid securities.

Extension Risk.  If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market.  This may drive the prices of these securities down even more because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser's judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Valuation Risk.  The sales price the Trust could receive for any particular portfolio investment may differ from the Trust's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Trust shares on days when the Trust is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Trust had not fair-valued securities or had used a different valuation methodology.  The Trust's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk.  The Trust may experience heavy redemptions that could cause the Trust to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Cybersecurity Risk. Cybersecurity failures or breaches by the Trust's Manager, Sub-Adviser, Transfer Agent, Custodian, Distributor and other service providers may disrupt Trust operations, interfere with the Trust's ability to calculate its NAV, prevent Trust shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.

Non-Diversification Risk.  The Trust is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). Thus, compared with "diversified" funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects.  Also, the Trust may be more risky than a more geographically diverse fund.

These risks are discussed in more detail in the Prospectus or in the SAI.

Trust Performance

The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust's performance from year to year and by showing how the Trust's average annual total returns for the designated periods compare with those of a broad measure of market performance. No performance information is presented for Class F Shares because Class F Shares do not have annual returns for at least one calendar year. The returns for Class F Shares would differ from the returns shown because Class F Shares have different expenses.  The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1000 (toll-free).

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ANNUAL TOTAL RETURNS - as of December 31
Class Y Shares - 2009 – 2018

15%

                 11.10%
                  XXXX          10.00%
10%               XXXX           XXXX
                  XXXX           XXXX
                  XXXX           XXXX
                  XXXX           XXXX                    7.14%
                  XXXX           XXXX                    XXXX
5%                XXXX           XXXX    5.94            XXXX
                  XXXX           XXXX    XXXX            XXXX
                  XXXX           XXXX    XXXX            XXXX    2.97%          3.09%
                  XXXX   1.33    XXXX    XXXX            XXXX    XXXX           XXXX
                  XXXX   XXXX    XXXX    XXXX            XXXX    XXXX           XXXX    0.72%
0                 XXXX   XXXX    XXXX    XXXX            XXXX    XXXX           XXXX    XXXX
                                                 XXXX                    XXXX
                                                 XXXX                   -0.22%
                                                -2.33
-5%

-10%

                  2009   2010    2011    2012    2013    2014    2015    2016    2017   2018

Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 5.51% (quarter ended September 30, 2009) and the lowest return for a quarter was -2.92% (quarter ended December 31, 2016).

The year-to-date (from January 1, 2019 to June 30, 2019) total return for Class Y Shares was 3.74%.

Average Annual Total Returns for
 the Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	(3.47)%	1.72%	3.31%
Class C	(1.27)%	1.69%	2.86%
Class Y	0.72%	2.71%	3.89%
Class Y Returns After Taxes:
On Distributions	0.72%	2.71%	3.88%
On Distributions and Redemption	1.42%	2.73%	3.79%
Bloomberg Barclays Quality Intermediate Municipal Bond Index. (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)	1.51%	2.56%	3.51%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Trust shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  (Please note that an investment in shares of the Trust may not be suitable for you if you are investing through a tax-deferred account).  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.

Management
Investment Adviser - Aquila Investment Management LLC (the "Manager")

Sub-Adviser - Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the "Sub-Adviser")

Portfolio Manager -- Mr. Christopher Johns has served as a portfolio manager of the Trust since 2011.  Mr. Johns is a Senior Vice President of the Sub-Adviser and has been an officer of it and its predecessor companies since 1992.  Mr. Timothy Iltz has served as a portfolio manager of the Trust since 2018.

Purchase and Sale of Trust Shares

You may purchase, redeem or exchange shares of the Trust on any day the New York Stock Exchange is open for business. Transactions in Class A Shares or Class C Shares may be made either through a financial advisor or directly with the Trust.  The minimum initial purchase amount for Class A and Class C Shares is $1,000, or $50 if an automatic investment program is established. There is no minimum for subsequent investments.  Transactions in Class F Shares and Class Y Shares may be made only through a financial intermediary, which may impose separate investment minimums.

Tax Information

The Trust intends to distribute income that is exempt from regular Federal income tax and Oregon state personal income tax. Portions of the Trust's distributions may be subject to such taxes and/or to the Federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Trust through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Trust and Aquila Distributors LLC (the "Distributor") or the Manager may pay the intermediary for the sale of Trust shares and related shareholder servicing activities. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Trust over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

4 / Aquila Tax-Free Trust of Oregon